Business Description and Basis of Preparation - CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Net earnings	$ 126	$ 180	$ 319	$ 284
Total comprehensive income	$ 233	201	$ 92	303
As Reported
Statement [Line Items]
Net earnings		189		305
Total comprehensive income		210		324
Comprehensive income for the period attributable to common shareholders: continuing operations		237		361
Revision
Statement [Line Items]
Net earnings		(9)		(21)
Total comprehensive income		(9)		(21)
Comprehensive income for the period attributable to common shareholders: continuing operations		(9)		(21)
As Revised
Statement [Line Items]
Net earnings		180		284
Total comprehensive income		201		303
Comprehensive income for the period attributable to common shareholders: continuing operations		$ 228		$ 340